Average Annual Total Returns{- IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - IT Services Portfolio	IT Services Portfolio-Default Return Before Taxes Past 1 year	IT Services Portfolio-Default Return Before Taxes Past 5 years	IT Services Portfolio-Default Return Before Taxes Past 10 years	IT Services Portfolio-Default After Taxes on Distributions Past 1 year	IT Services Portfolio-Default After Taxes on Distributions Past 5 years	IT Services Portfolio-Default After Taxes on Distributions Past 10 years	IT Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	IT Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	IT Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1517 Past 1 year	F1517 Past 5 years	F1517 Past 10 years
Total	2.54%	21.80%	20.05%	(1.17%)	20.02%	18.69%	3.57%	17.59%	16.91%	28.71%	18.47%	16.55%	2.49%	19.44%	17.44%